Convertible Preferred Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
HZO, Inc. and Subsidiaries
Convertible Preferred Stock
Convertible Preferred Stock
15.	Convertible Preferred Stock

During the period from February 14, 2025 to May 27, 2025, the Company sold 10,932,485,432 and 3,026,640,546 shares of Series 2 Preferred Stock and Series 2-A Preferred Stock, respectively at $0.00069 per share. Total proceeds received from the sale of these shares, net of costs, was approximately $9.4 million. Pursuant to the terms of the convertible securities (Note 10) the 2024 Notes were converted into 6,027,707,347 and 4,059,267,542 shares of Series 2-B Preferred Stock and Series 2-C Preferred Stock, respectively at a conversion price of $0.00049 per share.

Through March 31, 2026, the Company has authorized 49,086,791,753 shares of convertible preferred stock, issued in various individual series. Information by preferred stock series, including the liquidation preference, as of March 31, 2026 is as follows:

			Original	Liquidation
Preferred	Designated	Outstanding	Issue Price	Multiple on	Liquidation
Stock Series	Shares	Shares	(“OIP”)	OIP	Preference

Series 2	17,391,304,345	10,932,485,432	$0.00069	2X	$15,086,830
Series 2-A	17,391,304,345	3,026,640,546	$0.00069	2X	$4,176,764
Series 2-B	6,027,707,347	6,027,707,347	$0.00049	2X	$5,907,153
Series 2-C	4,059,267,542	4,059,267,542	$0.00049	4X	$7,956,164
Series 1	820,703,632	710,802,353	$0.02168	1.5X	$23,115,293
Series 1-A	3,396,504,542	3,257,660,800	$0.00826	1.5X	$40,362,417

Dividends

The Preferred stockholders receive dividends on an as-converted basis and have no dividend preferences over common stockholders. Upon conversion, the dividends on the Series 2, 2-A, 2-B, 2-C preferred stock (“Senior Preferred”) and the Series 1 and 1-A preferred stock (“Junior Preferred”) are cumulative and payable if and when declared by the Company’s Board of Directors. There were no declared and unpaid dividends as of March 31, 2026.

Liquidation

The Senior Preferred and Junior Preferred stockholders have liquidation preferences over common stockholders in the amounts disclosed in the previous table, along with any declared but unpaid dividends. If the assets and funds available for distribution among the holders of the Senior Preferred and Junior Preferred are insufficient to permit payment of the full preferential amount, then the entire amount of the assets and funds available for distribution will be distributed with equal priority and pro rata first among the Senior Preferred in proportion to the aggregate liquidation preference of the Senior Preferred and then among the Junior Preferred in proportion to the aggregate liquidation preference of the Junior Preferred. After payment of the full preferred liquidation preferences, all shares of preferred stock are converted to common stock. The remaining assets are then distributed pro rata among common stockholders, including the converted shares.

Conversion

Each share of convertible preferred stock is convertible into common stock, at any time at the option of the preferred stockholder. Each share of preferred stock will automatically convert into common stock at the then-effective conversion rate upon the closing of an initial public offering of the Company’s common stock or upon change of control. As of December 31, 2025 and March 31, 2026, the conversion prices per share for all series of convertible preferred stock were equal to the original issue prices and the rate at which each share would convert into common stock was one-for-one.

Redemption

The holders of Preferred Stock have no voluntary rights to redeem shares. Any voluntary or involuntary liquidation, dissolution or winding up of the Company, a greater than 50% change in control, or a sale of substantially all of the Company’s assets would constitute a redemption event. Although the Preferred Stock is not mandatorily or currently redeemable, these events would constitute a redemption event outside of the Company’s control. Accordingly, these shares are considered contingently redeemable. As such, if the Company were subject to SEC reporting requirements, the Preferred Stock would be presented as temporary equity in the accompanying condensed consolidated balance sheets.

Preferred Stock Price Adjustment

The Company’s articles of incorporation contain “down-round” protection for the preferred stock. When additional shares of common stock are issued for an effective price less than the then-existing conversion price of the preferred stock, then and in each such case the then-existing conversion price is reduced to a price equal to the price per share received by the Company for the common stock issuance.

14.	Convertible Preferred Stock

During the period from February 14, 2025 to May 27, 2025, the Company sold 10,932,485,432 and 3,026,640,546 shares of Series 2 Preferred Stock and Series 2-A Preferred Stock, respectively at $0.00069 per share. Total proceeds received from the sale of these shares, net of costs, was approximately $9.4 million. Pursuant to the terms of the convertible securities (Note 9) the 2024 Notes were converted into 6,027,707,347 and 4,059,267,542 shares of Series 2-B Preferred Stock and Series 2-C Preferred Stock, respectively at a conversion price of $0.00049 per share.

Through December 31, 2025, the Company has authorized 49,086,791,753 shares of convertible preferred stock, issued in various individual series. Information by preferred stock series, including the liquidation preference, as of December 31, 2025 is as follows:

			Original	Liquidation
	Designated	Outstanding	Issue Price	Multiple on	Liquidation
Preferred Stock Series	Shares	Shares	(“OIP”)	OIP	Preference

Series 2	17,391,304,345	10,932,485,432	$0.00069	2X	$15,086,830
Series 2-A	17,391,304,345	3,026,640,546	$0.00069	2X	$4,176,764
Series 2-B	6,027,707,347	6,027,707,347	$0.00049	2X	$5,907,153
Series 2-C	4,059,267,542	4,059,267,542	$0.00049	4X	$7,956,164
Series 1	820,703,632	710,802,353	$0.02168	1.5X	$23,115,293
Series 1-A	3,396,504,542	3,257,660,800	$0.00826	1.5X	$40,362,417

Dividends

The Preferred stockholders receive dividends on an as-converted basis and have no dividend preferences over common stockholders. Upon conversion, the dividends on the Series 2, 2-A, 2-B, 2-C preferred stock (“Senior Preferred”) and the Series 1 and 1-A preferred stock (“Junior Preferred”) are cumulative and payable if and when declared by the Company’s Board of Directors. There were no declared and unpaid dividends as of December 31, 2025.

Liquidation

The Senior Preferred and Junior Preferred stockholders have liquidation preferences over common stockholders in the amounts disclosed in the previous table, along with any declared but unpaid dividends. If the assets and funds available for distribution among the holders of the Senior Preferred and Junior Preferred are insufficient to permit payment of the full preferential amount, then the entire amount of the assets and funds available for distribution will be distributed with equal priority and pro rata first among the Senior Preferred in proportion to the aggregate liquidation preference of the Senior Preferred and then among the Junior Preferred in proportion to the aggregate liquidation preference of the Junior Preferred. After payment of the full preferred liquidation preferences, all shares of preferred stock are converted to common stock. The remaining assets are then distributed pro rata among common stockholders, including the converted shares.

Conversion

Each share of convertible preferred stock is convertible into common stock, at any time at the option of the preferred stockholder. Each share of preferred stock will automatically convert into common stock at the then-effective conversion rate upon the closing of an initial public offering of the Company’s common stock or upon change of control. As of December 31, 2025, the conversion prices per share for all series of convertible preferred stock were equal to the original issue prices and the rate at which each share would convert into common stock was one-for-one with the exception of the Series 2-C preferred stock for which each share would convert into common stock at a rate of two-for-one.

Redemption

The holders of Preferred Stock have no voluntary rights to redeem shares. Any voluntary or involuntary liquidation, dissolution or winding up of the Company, a greater than 50% change in control, or a sale of substantially all of the Company’s assets would constitute a redemption event. Although the Preferred Stock is not mandatorily or currently redeemable, these events would constitute a redemption event outside of the Company’s control. Accordingly, these shares are considered contingently redeemable. As such, if the Company were subject to SEC reporting requirements, the Preferred Stock would be presented as temporary equity in the accompanying consolidated balance sheets.

Preferred Stock Price Adjustment

The Company’s articles of incorporation contain “down-round” protection for the preferred stock. When additional shares of common stock are issued for an effective price less than the then-existing conversion price of the preferred stock, then and in each such case the then-existing conversion price is reduced to a price equal to the price per share received by the Company for the common stock issuance.